Investments in associates & other investments	12 Months Ended
Dec. 31, 2022
Investments in associates & other investments
Investments in associates & other investments
10.	Investments in associates & other investments

Investments in associates

	2022	2021
	$	$

Balance – Beginning of year	12,964	9,636
Acquisitions	—	1,748
Exercise of warrants	—	1,437
Transfer to Other investments	(15,344)	—
Share of loss and comprehensive loss, net	(641)	(1,703)
Net gain on ownership dilution	—	1,846
Gain on deemed disposal(i)	11,854	—
Balance – End of year	8,833	12,964
(i)	In 2022, the gain on deemed disposal is related to an investment in an associate that was transferred to other assets as the Company has considered that it has lost its significant influence over the investee.

Other investments

	2022	2021
	$	$
Fair value through profit or loss (warrants & convertible loan)
Balance – Beginning of year	6,952	1,892
Acquisitions	4,438	6,915
Exercises	(117)	(1,122)
Acquisition of Tintic (Note 6)	(10,827)	—
Change in fair value	(480)	(733)
Foreign exchange	52	—
Balance – End of year	18	6,952

Fair value through other comprehensive income (shares)
Balance – Beginning of year	42,564	98,616
Acquisitions	329	2,850
Disposals	(22,585)	(43,055)
Change in fair value	(1,849)	(15,847)
Transfer from associates	15,342	—

Balance – End of year	33,801	42,564
Total	33,819	49,516

Other investments comprise of common shares and warrants, almost exclusively from Canadian publicly traded companies.